Net (Loss) Income Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [line items]
Net (loss) income	$ (1,445)	$ 779
Basic weighted average number of shares outstanding (in shares)	95,444,990	21,523,416
Net (loss) income per share (basic)	$ (0.02)	$ 0.04
Diluted weighted average number of shares outstanding (in shares)	95,444,990	21,860,416
Net income (loss) per share (diluted)	$ (0.02)	$ 0.04
Stock Options and DSUs [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)		337,000
Antidilutive securities excluded from computation of earnings per share (in shares)	679,400	208,357
Warrants [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)
Antidilutive securities excluded from computation of earnings per share (in shares)	11,663,435	9,453,174